Income Taxes - Schedule of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 25, 2013	Dec. 26, 2012
Income Tax Disclosure [Abstract]
Statutory regular federal income tax rate	35.00%	35.00%
State tax benefit (net of federal benefit)	5.40%	12.70%
Change in tax rate		(15.50%)
Change in valuation allowance	(43.40%)	(75.90%)
Other	(6.50%)	5.20%
Total	(9.50%)	(38.50%)